LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS
Schedule of land use rights

	December 31,	December 31,
	2016	2017

Operating leases :
In the mainland of the PRC, held on:
Leases less than 10 years	121,047	127,516
Leases between 10 to 50 years	3,089,734	3,475,023
Leases over 50 years	135,227	117,939
	3,346,008	3,720,478

Operating leases prepayments

	2016	2017

As at January 1,	3,471,604	3,346,008
Additions	20,963	59,215
Acquisition of a subsidiary	—	31,833
Transfer from property, plant and equipment (note 6)	156,752	396,398
Disposals	(12,826)	(6,712)
Disposal of subsidiaries	—	(3,294)
Transfer to investment properties (note 7)	(190,761)	(6,896)
Amortization	(99,724)	(96,074)
As at December 31,	3,346,008	3,720,478